Commitments and Contingencies - Schedule of Future Minimum Commitments of Short-Term Lease and Leases Not yet Commenced under Non-Cancellable Agreements (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2022	¥ 484